Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Derivatives, Policy [Policy Text Block]

(a)

Derivative instruments: During the six-month period ended June 30, 2022, the Company entered into a series of 19 interest rate cap agreements with facility counterparties, with a total notional amount of $377,331 to limit the maximum interest rate on the variable-rate debt of the term loans discussed in Notes 11.A.6, 11.A.22, 11.A.24, 11.A.27, 11.A.28, 11.A.31 and 11.A.32 and limit exposure to interest rate variability when three-month LIBOR exceeds 1.50% or 3.00%. The interest rate caps were accounted for as cash flow hedges because they are expected to be highly effective in hedging variable rate interest payments under the term loans discussed in Notes 11.A.6, 11.A.22, 11.A.24, 11.A.27, 11.A.28, 11.A.31 and 11.A.32. Changes in the fair value of the interest rate caps are reported within accumulated other comprehensive income. Gains and losses on the cash flow hedges representing hedge components excluded from the assessment of effectiveness are recognized in earnings over the life of the hedge on a systematic and rational basis, as documented at hedge inception in accordance with our accounting policy election. Such gains and losses are recorded within Interest and finance cost in the unaudited condensed consolidated statements of income. The earnings recognition of excluded components is presented in the same line item as the hedged transactions. The interest rate caps mature within the period from July 2024 to January 2028.

Investment, Policy [Policy Text Block]

(b)

Short-term investments: Short-term investments consist of U.S. Treasury Bills with maturities exceeding three months at the time of purchase and are stated at amortized cost, which approximates fair value.

Stockholders' Equity, Policy [Policy Text Block]

(c)

Treasury stock: Treasury stock is stock that is repurchased by the issuing entity, reducing the amount of outstanding shares in the open market. When shares are repurchased, they may either be cancelled or held for reissue. If not cancelled, such shares are referred to as treasury shares. The cost of the acquired shares is shown as a deduction from stockholders' equity. Dividends on such shares held in the entity’s treasury should not be reflected as income and not shown as a reduction in equity. Depending on whether the shares are acquired for reissuance or retirement, treasury shares are accounted for under the cost method or the constructive retirement method. The cost method is also used when reporting entity management has not made decisions as to whether the reacquired shares will be retired, held indefinitely or reissued. The Company elected for the repurchase of its common shares to be accounted for under the cost method. Under this method, the treasury stock account is charged for the aggregate cost of shares reacquired.

New Accounting Pronouncements, Policy [Policy Text Block]

New Accounting Pronouncements - Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be terminated because of reference rate reform. In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. Amendments in this Update to the expedients and exceptions in Topic 848 capture the incremental consequences of the scope clarification and tailor the existing guidance to derivative instruments affected by the discounting transition. The amendments in this Update apply to all entities that elect to apply the optional guidance in Topic 848. ASU 2020-04 and ASU 2021-10 can be adopted as of March 12, 2020 through December 31, 2022. As of June 30, 2022, the Company has not yet elected any optional expedients provided in the standard. The Company will apply the accounting relief as relevant contract and hedge accounting relationship modifications are made during the reference rate reform transition period. The Company will continue to evaluate the potential impact of adopting the standards on its consolidated financial statements.